Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000946110_SupplementTextBlock

Supplement to the Prospectus dated December 26, 2013
of
Credit Suisse Emerging Markets Equity Fund

Until February 1, 2014, the fund will be subject to a redemption fee of 2.00%, a different policy relating to the minimum investment requirements for Class I shares for Credit Suisse employees and a different policy relating to the types of shareholders for whom the initial sales charge on Class A shares is waived. Accordingly, the following information supersedes certain information in the Fund's Prospectus until February 1, 2014. Effective February 1, 2014, the changes set out in this supplement shall no longer be effective.

Risk/Return [Heading]	rr_RiskReturnHeading	Credit Suisse Emerging Markets Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following additional row is added under "Shareholder fees" to the fee table in the section entitled "Summary – Fees and Fund Expenses":
Class A
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Class C
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)